Statement of Changes in Net Assets Available for Benefits - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income :
Dividends	$ 55,376,225	$ 60,512,176
Interest	23,377,284	25,096,828
Net appreciation in fair value of investments	4,033,359,317	2,906,171,268
Net investment income	4,112,112,826	2,991,780,272
Interest income on loans receivable from participants	17,677,745	15,168,554
Contributions:
Employer	514,711,508	584,072,828
Participants	886,372,090	878,910,062
Rollover	89,948,865	95,584,804
Total contributions	1,491,032,463	1,558,567,694
Total additions to net assets	5,620,823,034	4,565,516,520
Deductions from net assets attributable to:
Distributions to participants	1,979,312,978	1,947,720,323
Trustee and administrative expenses	18,445,583	20,408,429
Dividends paid directly to participants	683,785	616,503
Total deductions from net assets	1,998,442,346	1,968,745,255
Net increase	3,622,380,688	2,596,771,265
Beginning of year	23,297,625,577	20,700,854,312
End of year	$ 26,920,006,265	$ 23,297,625,577